UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Preferred Income Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPC

Nuveen Preferred Income Opportunities Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)			Value

	LONG-TERM INVESTMENTS – 139.3% (99.3% of Total Investments)

	COMMON STOCKS – 4.7% (3.2% of Total Investments)

	Air Freight & Logistics – 0.2%

15,600	United Parcel Service, Inc., Class B			$1,681,056

	Banks – 0.3%

92,800	CIT Group Inc.			3,371,424

	Biotechnology – 0.2%

34,500	Gilead Sciences, Inc.			2,540,235

	Capital Markets – 0.4%

164,035	Ares Capital Corporation, (2)			2,509,736
101,032	TPG Specialty Lending, Inc.			1,810,493
	Total Capital Markets			4,320,229

	Equity Real Estate Investment Trusts – 0.7%

78,700	Apartment Investment & Management Company, Class A			3,468,309
129,100	MGM Growth Properties LLC			3,397,912
	Total Equity Real Estate Investment Trusts			6,866,221

	Industrial Conglomerates – 0.8%

113,800	Philips Electronics, (2)			3,417,414
37,500	Siemens AG, Sponsored ADR, (3)			4,261,875
	Total Industrial Conglomerates			7,679,289

	Media – 0.4%

120,855	National CineMedia, Inc., (2)			1,676,259
73,035	Viacom Inc., Class B			2,743,195
	Total Media			4,419,454

	Multiline Retail – 0.2%

41,300	Nordstrom, Inc.			2,147,600

	Pharmaceuticals – 0.8%

127,700	AstraZeneca PLC, (2)			3,616,464
105,400	GlaxoSmithKline PLC			4,217,054
	Total Pharmaceuticals			7,833,518

	Software – 0.2%

42,000	Oracle Corporation			1,613,640

	Specialty Retail – 0.2%

66,900	GameStop Corporation			1,608,945

	Tobacco – 0.3%

155,365	Vector Group Ltd.			3,253,343
	Total Common Stocks (cost $47,318,656)			47,334,954

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 56.9% (40.7% of Total Investments)

	Banks – 13.6%

128,500	AgriBank FCB, (2), (3)	6.875%	BBB+	$13,821,781
15,202	Boston Private Financial Holdings Inc., (5)	6.950%	N/R	391,452

NUVEEN	1

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Banks (continued)

148,007	Citigroup Inc.	8.125%	BB+	$4,219,680
445,498	Citigroup Inc.	7.125%	BB+	12,705,603
6,179	Citigroup Inc.	6.875%	BB+	177,276
172,975	Cobank Agricultural Credit Bank, (2), (3)	6.250%	BBB+	18,438,063
57,511	Cobank Agricultural Credit Bank, (2), (3)	6.200%	BBB+	6,040,455
38,725	Cobank Agricultural Credit Bank, (3)	6.125%	BBB+	3,899,123
148,251	Countrywide Capital Trust III	7.000%	BBB–	3,818,946
128,220	Cowen Group, Inc.	8.250%	N/R	3,337,567
152,903	Fifth Third Bancorp.	6.625%	Baa3	4,588,619
123,900	FNB Corporation	7.250%	Ba2	3,690,981
138,932	HSBC Holdings PLC	8.000%	Baa1	3,620,568
414,200	Huntington BancShares Inc.	6.250%	Baa3	11,083,992
117,760	KeyCorp Convertible Preferred Stock	8.131%	Baa3	3,073,536
82,000	People’s United Financial, Inc.	5.625%	BB+	2,140,200
32,388	PNC Financial Services	6.125%	Baa2	913,342
260,212	Private Bancorp Incorporated	7.125%	N/R	6,885,210
48,746	Regions Financial Corporation	6.375%	Ba1	1,266,421
449,744	Regions Financial Corporation	6.375%	Ba1	12,939,135
133,300	TCF Financial Corporation	7.500%	BB–	3,481,796
132,000	U.S. Bancorp., (2)	6.500%	A3	3,874,200
216,373	Webster Financial Corporation	6.400%	Baa3	5,608,388
66,775	Western Alliance Bancorp.	6.250%	N/R	1,713,447
187,983	Zions Bancorporation	7.900%	BB–	4,906,356
43,293	Zions Bancorporation	6.300%	BB–	1,355,071
	Total Banks			137,991,208

	Capital Markets – 7.5%

130,200	Apollo Investment Corporation	6.875%	BBB–	3,432,072
112,775	Apollo Investment Corporation	6.625%	BBB–	2,893,807
186,440	Capitala Finance Corporation	7.125%	N/R	4,713,203
133,500	Charles Schwab Corporation	6.000%	BBB	3,691,275
74,047	Charles Schwab Corporation	5.950%	BBB	2,004,452
120,805	Fifth Street Finance Corporation	6.125%	BBB–	3,079,319
17,350	Gladstone Capital Corporation	6.750%	N/R	446,763
89,100	Goldman Sachs Group, Inc.	5.500%	Ba1	2,322,837
47,459	Hercules Technology Growth Capital Incorporated	7.000%	BBB–	1,205,933
33,003	Hercules Technology Growth Capital Incorporated	7.000%	BBB–	843,557
163,458	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	4,189,429
284,951	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	7,009,795
665,200	Morgan Stanley	7.125%	Ba1	19,410,536
219,900	Morgan Stanley	6.875%	Ba1	6,390,294
67,500	Northern Trust Corporation	5.850%	BBB+	1,816,425
261,622	Solar Capital Limited	6.750%	BBB–	6,689,675
51,445	State Street Corporation	5.350%	Baa1	1,377,183
74,800	Stifel Financial Corporation	6.250%	BB–	2,010,624
122,539	Triangle Capital Corporation	6.375%	N/R	3,087,983
	Total Capital Markets			76,615,162

	Consumer Finance – 2.2%

272,000	Discover Financial Services	6.500%	BB–	7,123,680
417,333	GMAC Capital Trust I	8.125%	B+	10,654,511
90,659	SLM Corporation, Series A	6.970%	Ba3	4,556,521
	Total Consumer Finance			22,334,712

	Diversified Financial Services – 1.3%

30,391	KKR Financial Holdings LLC	7.500%	A–	781,657
322,399	KKR Financial Holdings LLC	7.375%	BBB	8,379,150
141,562	Main Street Capital Corporation	6.125%	N/R	3,680,612
	Total Diversified Financial Services			12,841,419

	Diversified Telecommunication Services – 1.1%

135,165	Qwest Corporation	7.000%	BBB–	3,433,191
178,815	Qwest Corporation	6.875%	BBB–	4,613,427

2	NUVEEN

Shares	Description (1)	Coupon	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

70,800	Qwest Corporation	6.625%	BBB–	$1,809,648
53,900	Verizon Communications Inc.	5.900%	A–	1,443,981
	Total Diversified Telecommunication Services			11,300,247

	Equity Real Estate Investment Trusts – 7.3%

57,165	Apartment Investment & Management Company	6.875%	BB	1,547,457
28,889	Ashford Hospitality Trust Inc.	8.450%	N/R	728,869
186,579	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,795,080
208,314	Chesapeake Lodging Trust	7.750%	N/R	5,393,249
50,200	Coresite Realty Corporation	7.250%	N/R	1,304,196
270,925	DDR Corporation	6.500%	Baa3	6,962,773
182,479	Digital Realty Trust Inc.	7.375%	Baa3	5,060,143
256,406	Dupont Fabros Technology	6.625%	Ba2	7,051,165
59,890	Hospitality Properties Trust	7.125%	BB	1,517,613
133,675	LaSalle Hotel Properties	6.300%	N/R	3,446,142
182,859	Northstar Realty Finance Corporation	8.875%	N/R	4,743,362
51,926	Northstar Realty Finance Corporation	8.750%	N/R	1,377,597
121,633	Northstar Realty Finance Corporation	8.250%	N/R	3,067,584
200,000	Penn Real Estate Investment Trust	8.250%	N/R	5,130,000
72,400	Penn Real Estate Investment Trust	7.375%	N/R	1,872,264
65,612	Regency Centers Corporation	6.625%	Baa2	1,671,138
106,502	Senior Housing Properties Trust, (5)	5.625%	BBB–	2,651,900
57,203	STAG Industrial Inc.	9.000%	N/R	1,440,944
145,905	Sunstone Hotel Investors Inc.	6.950%	N/R	4,025,519
149,300	Urstadt Biddle Properties	7.125%	N/R	3,887,772
259,195	VEREIT, Inc.	6.700%	BB	6,951,610
	Total Equity Real Estate Investment Trusts			74,626,377

	Food Products – 3.5%

195,200	CHS Inc.	7.875%	N/R	6,121,472
410,101	CHS Inc.	7.100%	N/R	12,138,989
441,504	CHS Inc., (5)	6.750%	N/R	12,406,261
23,000	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,443,032
19,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	Baa3	2,043,844
	Total Food Products			35,153,598

	Insurance – 12.0%

330,962	Arch Capital Group Limited, (2)	6.750%	BBB+	8,462,698
302,283	Argo Group US Inc., (2)	6.500%	BBB–	7,777,742
73,400	Aspen Insurance Holdings Limited	7.250%	BBB–	1,893,720
58,900	Aspen Insurance Holdings Limited	5.625%	BBB–	1,506,073
408,600	Aspen Insurance Holdings Limited, (2)	5.950%	BBB–	11,628,756
234,767	Axis Capital Holdings Limited, (2)	6.875%	BBB	6,021,774
103,700	Axis Capital Holdings Limited, (WI/DD)	5.500%	BBB	2,592,500
56,900	Delphi Financial Group, Inc., (3)	7.376%	BB+	1,282,031
235,211	Endurance Specialty Holdings Limited, (2)	6.350%	BBB–	6,266,021
138,124	Hartford Financial Services Group Inc., (2)	7.875%	BBB–	4,320,519
561,100	Kemper Corporation	7.375%	Ba1	14,975,759
298,139	Maiden Holdings Limited	8.250%	BB	7,775,465
67,000	Maiden Holdings Limited	6.625%	BBB–	1,773,490
233,932	Maiden Holdings NA Limited	8.000%	BBB–	6,014,392
265,933	Maiden Holdings NA Limited, (2)	7.750%	BBB–	7,132,322
100,195	National General Holding Company	7.625%	N/R	2,580,021
76,400	National General Holding Company	7.500%	N/R	1,932,920
153,954	National General Holding Company	7.500%	N/R	3,913,511
279,732	Reinsurance Group of America Inc.	6.200%	BBB	7,997,537
361,700	Reinsurance Group of America, Inc., (2)	5.750%	BBB	10,373,555
204,400	Torchmark Corporation	6.125%	BBB+	5,524,931
	Total Insurance			121,745,737

	Mortgage Real Estate Investment Trusts – 1.9%

99,138	AG Mortgage Investment Trust	8.000%	N/R	2,432,847
28,280	Apollo Commercial Real Estate Finance	8.625%	N/R	723,968

NUVEEN	3

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Mortgage Real Estate Investment Trusts (continued)

118,623	Arbor Realty Trust Incorporated	7.375%	N/R	$3,018,955
64,615	Capstead Mortgage Corporation	7.500%	N/R	1,603,744
79,861	Colony Financial Inc.	7.500%	N/R	2,023,678
97,520	Colony Financial Inc.	7.125%	N/R	2,484,810
23,967	Colony Financial Inc.	8.500%	N/R	614,514
49,519	Invesco Mortgage Capital Inc.	7.750%	N/R	1,250,355
111,053	MFA Financial Inc.	8.000%	N/R	2,852,952
107,000	Wells Fargo REIT, (2)	6.375%	BBB+	2,897,560
	Total Mortgage Real Estate Investment Trusts			19,903,383

	Oil, Gas & Consumable Fuels – 0.8%

206,105	Nustar Logistics Limited Partnership	7.625%	Ba2	5,278,349
38,248	Scorpio Tankers Inc.	7.500%	N/R	964,232
72,400	Scorpio Tankers Inc.	6.750%	N/R	1,663,028
	Total Oil, Gas & Consumable Fuels			7,905,609

	Real Estate Management & Development – 0.3%

110,000	Kennedy-Wilson Inc.	7.750%	BB–	2,845,700

	Specialty Retail – 0.8%

256,074	TravelCenters of America LLC	8.000%	N/R	6,517,083
55,650	TravelCenters of America LLC	8.000%	N/R	1,421,857
	Total Specialty Retail			7,938,940

	Thrifts & Mortgage Finance – 0.8%

160,700	Federal Agricultural Mortgage Corporation	6.875%	N/R	4,289,083
143,400	Federal Agricultural Mortgage Corporation	6.000%	N/R	3,899,046
	Total Thrifts & Mortgage Finance			8,188,129

	U.S. Agency – 2.8%

260,300	Farm Credit Bank of Texas, (2), (3)	6.750%	Baa1	28,120,546

	Wireless Telecommunication Services – 1.0%

391,199	United States Cellular Corporation, (2)	7.250%	Ba1	10,237,678
	Total $25 Par (or similar) Retail Preferred (cost $539,625,004)			577,748,445

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.6% (1.9% of Total Investments)

	Banks – 1.4%

4,225	Bank of America Corporation	7.250%	BB+	$5,200,975
7,225	Wells Fargo & Company, (2)	7.500%	BBB	9,428,625
	Total Banks			14,629,600

	Diversified Telecommunication Services – 0.3%

37,700	Frontier Communications Corporation	11.125%	N/R	3,148,327

	Electric Utilities – 0.7%

67,050	Great Plains Energy Inc.	7.000%	N/R	3,552,980
69,500	NextEra Energy Inc.	6.123%	BBB	3,527,125
	Total Electric Utilities			7,080,105

	Pharmaceuticals – 0.2%

3,000	Teva Pharmaceutical Industries Limited, (3)	7.000%	N/R	2,276,100
	Total Convertible Preferred Securities (cost $26,520,722)			27,134,132

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 12.6% (9.0% of Total Investments)

	Banks – 4.3%

$6,000	Bank of America Corporation	6.250%	N/A (6)	BB+	$6,285,000
4,160	Bank of America Corporation	6.300%	N/A (6)	BB+	4,539,183
8,570	Citigroup Inc.	5.950%	N/A (6)	BB+	8,762,825
7,985	Citigroup Inc.	5.875%	N/A (6)	BB+	8,108,767
5,055	ING Groep N.V, (7)	6.500%	N/A (6)	BBB–	4,991,813
9,430	JP Morgan Chase & Company	5.300%	N/A (6)	BBB–	9,571,450
2,100	Standard Chartered PLC, 144A, (7)	6.500%	N/A (6)	Ba1	1,981,875
43,300	Total Banks				44,240,913

	Biotechnology – 0.3%

3,500	AMAG Pharmaceuticals Inc., 144A	7.875%	9/01/23	B+	3,281,250

	Capital Markets – 1.1%

11,100	Goldman Sachs Group Inc.	5.375%	N/A (6)	Ba1	11,155,500

	Chemicals – 0.4%

2,125	A Schulman Inc., 144A	6.875%	6/01/23	B+	2,162,188
2,575	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	2,525,045
4,700	Total Chemicals				4,687,233

	Commercial Services & Supplies – 0.5%

1,520	GFL Environmental Corporation, 144A	7.875%	4/01/20	B–	1,592,200
1,775	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	1,943,625
2,124	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	2,065,590
5,419	Total Commercial Services & Supplies				5,601,415

	Diversified Financial Services – 0.3%

3,170	BNP Paribas, 144A, (7)	7.625%	N/A (6)	BBB–	3,312,650

	Diversified Telecommunication Services – 0.7%

6,900	Frontier Communications Corporation	11.000%	9/15/25	BB	7,044,417

	Equity Real Estate Investment Trusts – 0.4%

3,525	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	3,718,875

	Food Products – 0.1%

1,310	Land O Lakes Capital Trust I, 144A	7.450%	3/15/28	Ba1	1,499,950

	Health Care Providers & Services – 0.3%

3,295	Kindred Healthcare Inc.	8.000%	1/15/20	B–	3,295,000

	Insurance – 0.3%

2,430	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	2,845,292

	Machinery – 0.6%

3,200	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	3,404,000
2,703	Meritor Inc.	6.750%	6/15/21	B+	2,750,303
5,903	Total Machinery				6,154,303

	Media – 0.7%

1,470	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,480,106
5,350	Dish DBS Corporation	7.750%	7/01/26	Ba3	5,874,995
6,820	Total Media				7,355,101

	Oil, Gas & Consumable Fuels – 0.2%

1,600	Enviva Parnters LP / Enviva Partners Finance Corp., 144A, (WI/DD)	8.500%	11/01/21	B+	1,636,000

NUVEEN	5

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Real Estate Management & Development – 0.3%

$3,200	Greystar Real Estate Partners, LLC, 144A	8.250%	12/01/22	BB–	$3,480,000

	Specialty Retail – 0.7%

6,450	L Brands, Inc.	6.875%	11/01/35	BB+	6,837,000

	Technology Hardware, Storage & Peripherals – 0.5%

4,575	Western Digital Corporation, 144A	10.500%	4/01/24	BB+	5,289,844

	Wireless Telecommunication Services – 0.9%

1,925	Altice Financing SA, 144A	7.500%	5/15/26	BB–	1,987,563
5,875	Viacom Inc.	6.875%	4/30/36	BBB	6,998,000
7,800	Total Wireless Telecommunication Services				8,985,563
$124,997	Total Corporate Bonds (cost $125,697,278)				130,420,306

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 62.5% (44.5% of Total Investments)

	Banks – 25.2%

2,320	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (7)	6.750%	N/A (6)	Baa1	$2,547,529
2,000	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (7)	9.000%	N/A (6)	BB	2,077,500
600	Banco Santander SA, Reg S, (7)	6.375%	N/A (6)	Ba1	550,808
1,476	Bank of America Corporation	8.000%	N/A (6)	BB+	1,503,675
19,390	Bank of America Corporation, (5)	6.500%	N/A (6)	BB+	21,038,150
3,575	Barclays Bank PLC, 144A, (2)	10.180%	6/12/21	A–	4,520,913
15,935	Barclays PLC, (7)	8.250%	N/A (6)	BB+	16,134,188
4,080	Citigroup Inc.	6.250%	N/A (6)	BB+	4,392,732
9,095	Citigroup Inc.	6.125%	N/A (6)	BB+	9,507,913
2,925	Citigroup Inc., (5)	5.800%	N/A (6)	BB+	2,965,219
7,214	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	7,105,790
7,790	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	8,428,492
3,960	Commerzbank AG, 144A	8.125%	9/19/23	BBB	4,552,416
2,915	Credit Agricole SA, 144A, (7)	8.125%	N/A (6)	BB+	3,130,244
3,950	Credit Agricole, S.A, 144A, (7)	6.625%	N/A (6)	BB+	3,841,375
1,000	HSBC Bank PLC	1.188%	N/A (6)	A3	695,000
500	HSBC Bank PLC	0.975%	N/A (6)	A3	347,500
4,204	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (6)	Baa1	6,348,040
3,615	HSBC Holdings PLC, (7)	6.875%	N/A (6)	BBB	3,804,788
10,175	Intesa Sanpaolo SpA, 144A, (7)	7.700%	N/A (6)	Ba3	9,297,406
4,700	JP Morgan Chase & Company	7.900%	N/A (6)	BBB–	4,844,525
19,230	JP Morgan Chase & Company	6.750%	N/A (6)	BBB–	21,345,300
125	JP Morgan Chase & Company	6.100%	N/A (6)	BBB–	131,363
3,485	KeyCorp	5.000%	N/A (6)	Baa3	3,428,369
20,390	Lloyd’s Banking Group PLC, (7)	7.500%	N/A (6)	BB+	21,001,700
1,960	M&T Bank Corporation	6.450%	N/A (6)	Baa2	2,200,100
3,665	M&T Bank Corporation	5.125%	N/A (6)	Baa2	3,697,069
4,000	Nordea Bank AB, 144A, (7)	6.125%	N/A (6)	BBB	3,945,000
10,745	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	11,926,950
4,655	PNC Financial Services	5.000%	N/A (6)	Baa2	4,631,725
4,883	Royal Bank of Scotland Group PLC	7.648%	N/A (6)	BB	5,774,148
3,325	Royal Bank of Scotland Group PLC, (7)	7.500%	N/A (6)	BB–	3,050,688
3,005	Royal Bank of Scotland Group PLC, (7)	8.625%	N/A (6)	BB–	2,989,975
9,841	Societe Generale, 144A, (7)	7.875%	N/A (6)	BB+	9,742,590
3,595	Societe Generale, 144A, (7)	7.375%	N/A (6)	BB+	3,564,443
735	Standard Chartered PLC, 144A, (7)	7.500%	N/A (6)	Ba1	740,053
4,995	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	5,144,850
250	U.S. Bancorp.	5.125%	N/A (6)	A3	263,750
3,750	Wachovia Capital Trust III	5.570%	N/A (6)	BBB	3,754,688
8,641	Wells Fargo & Company, (5)	7.980%	N/A (6)	BBB	9,008,243
17,350	Wells Fargo & Company	5.875%	N/A (6)	BBB	18,613,288

6	NUVEEN

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks (continued)

3,450	Zions Bancorporation	7.200%	N/A (6)	BB–	$3,687,188
	Total Banks				256,275,683

	Capital Markets – 3.7%

3,270	Bank of New York Mellon Corporation	4.950%	N/A (6)	Baa1	3,347,663
8,920	Credit Suisse Group AG, 144A, (7)	7.500%	N/A (6)	BB	9,232,200
5,640	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	5,745,750
5,880	Morgan Stanley	5.550%	N/A (6)	Ba1	6,019,650
1,975	State Street Corporation	5.250%	N/A (6)	Baa1	2,074,738
7,055	UBS Group AG, Reg S, (7)	7.125%	N/A (6)	BB+	7,222,556
3,675	UBS Group AG, Reg S, (7)	7.000%	N/A (6)	BB+	3,925,264
	Total Capital Markets				37,567,821

	Commercial Services & Supplies – 0.3%

2,790	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB	2,873,700

	Consumer Finance – 2.1%

5,271	American Express Company	5.200%	N/A (6)	Baa2	5,284,177
1,900	American Express Company	4.900%	N/A (6)	Baa2	1,864,850
13,730	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	13,882,526
	Total Consumer Finance				21,031,553

	Diversified Financial Services – 3.9%

14,800	Agstar Financial Services Inc., 144A	6.750%	N/A (6)	BB	15,697,250
4,065	BNP Paribas, 144A, (7)	7.375%	N/A (6)	BBB–	4,171,706
5,670	BNP Paribas, 144A	7.195%	N/A (6)	BBB	6,400,013
2,300	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (6)	A	2,354,625
7,443	Rabobank Nederland, 144A	11.000%	N/A (6)	Baa2	8,968,071
1,955	Voya Financial Inc.	5.650%	5/15/53	Baa3	1,945,225
	Total Diversified Financial Services				39,536,890

	Electric Utilities – 2.3%

2,250	Electricite de France, 144A	5.250%	N/A (6)	BBB	2,227,500
18,900	Emera, Inc., (2)	6.750%	6/15/76	BBB–	20,884,499
	Total Electric Utilities				23,111,999

	Energy Equipment & Services – 0.4%

3,765	Transcanada Trust	5.875%	N/A (6)	BBB	4,028,550

	Equity Real Estate Investment Trusts – 1.5%

11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (6)	Ba1	14,997,031

	Food Products – 3.4%

2,245	Dairy Farmers of America Inc., 144A	7.125%	N/A (6)	Baa3	2,340,413
23,545	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	24,839,974
6,750	Land O’Lakes Inc., 144A	8.000%	N/A (6)	BB	7,121,249
	Total Food Products				34,301,636

	Industrial Conglomerates – 4.1%

39,281	General Electric Company, (5)	5.000%	N/A (6)	A	41,614,290

	Insurance – 14.3%

7,365	Aviva PLC, Reg S	8.250%	N/A (6)	BBB	7,765,111
1,205	AXA SA, (2)	8.600%	12/15/30	A3	1,693,025
2,460	Cloverie PLC Zurich Insurance	8.250%	N/A (6)	A	2,625,366
2,300	CNP Assurances, Reg S	7.500%	N/A (6)	BBB+	2,455,268
27,085	Financial Security Assurance Holdings, 144A, (2)	6.400%	12/15/66	BBB+	22,318,040
1,755	Friends Life Group PLC, Reg S	7.875%	N/A (6)	A–	1,891,109
2,108	La Mondiale SAM, Reg S	7.625%	N/A (6)	BBB	2,255,560

NUVEEN	7

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Insurance (continued)

6,590	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	$7,743,250
9,335	MetLife Capital Trust IV, 144A, (2)	7.875%	12/15/37	BBB	11,948,800
4,160	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	6,059,039
3,425	MetLife Inc.	5.250%	N/A (6)	BBB	3,489,219
1,150	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,319,073
9,550	Nationwide Financial Services Inc., (2)	6.750%	5/15/37	Baa2	10,075,250
6,855	Provident Financing Trust I	7.405%	3/15/38	Baa3	7,686,169
3,315	Prudential Financial Inc.	5.875%	9/15/42	BBB+	3,629,925
11,675	QBE Cap Funding III Limited, 144A	7.250%	5/24/41	BBB	13,192,750
2,340	QBE Insurance Group Limited	6.750%	12/02/44	BBB	2,555,280
15,955	Sirius International Group Limited, 144A	7.506%	N/A (6)	BB+	16,054,719
20,553	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	20,861,294
	Total Insurance				145,618,247

	Machinery – 0.2%

2,215	Stanley Black & Decker Inc., (2)	5.750%	12/15/53	BBB+	2,353,438

	Metals & Mining – 0.6%

5,825	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	6,312,844

	Speciality Retail – 0.3%

2,650	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (6)	N/R	2,840,583

	U.S. Agency – 0.2%

1,700	Farm Credit Bank of Texas, 144A	10.000%	N/A (6)	Baa1	2,074,000
	Total $1,000 Par (or similar) Institutional Preferred (cost $601,794,514)				634,538,265
	Total Long-Term Investments (cost $1,340,956,174)				1,417,176,102

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.9% (0.7% of Total Investments)

	REPURCHASE AGREEMENT – 0.9% (0.7% of Total Investments)

$9,583	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $9,582,572, collateralized by $8,015,000 U.S. Treausury Bonds, 3.625%, due 2/15/44, value $9,778,300	0.030%	11/01/16		$9,582,564
	Total Short-Term Investments (cost $9,582,564)				9,582,564
	Total Investments (cost $1,350,538,738) – 140.2%				1,426,758,666
	Borrowings – (39.7)% (8), (9)				(404,100,000)
	Other Assets Less Liabilities – (0.5)% (10)				(5,323,965)
	Net Assets Applicable to Common Shares – 100%				$1,017,334,701

Investments in Derivatives as of October 31, 2016

Call Options Written

Number of Contracts	Description	Notional Amount (11)	Expiration Date	Strike Price	Value
(413)	Nordstrom, Inc.	$(1,961,750)	1/20/17	$47.5	$(245,735)
(413)	Total Call Option Written (premiums received $112,317)	$(1,961,750)			$(245,735)

8	NUVEEN

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank, N.A.	$114,296,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(2,281,768)	$(3,274,887)
JP Morgan Chase Bank, N.A.	114,296,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(4,830,853)	(6,298,217)
	$228,592,000								$(7,112,621)	$(9,573,104)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$43,073,079	$4,261,875	$—	$47,334,954
Convertible Preferred Securities	24,858,032	2,276,100	—	27,134,132
$25 Par (or similar) Retail Preferred	501,659,570	76,088,875	—	577,748,445
Corporate Bonds	—	130,420,306	—	130,420,306
$1,000 Par (or similar) Institutional Preferred	—	634,538,265	—	634,538,265

Short-Term Investments:
Repurchase Agreements	—	9,582,564	—	9,582,564

Investments in Derivatives:
Call options written	(245,735)	—	—	(245,735)
Interest Rate Swaps*	—	(9,573,104)	—	(9,573,104)
Total	$569,344,946	$847,594,881	$—	$1,416,939,827
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $1,352,556,479.

NUVEEN	9

JPC	Nuveen Preferred Income Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$83,892,232
Depreciation	(9,690,045)
Net unrealized appreciation (depreciation) of investments	$74,202,187

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $79,375,273.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $121,256,351, representing 11.9% and 8.5% of Net Assets Applicable to Common Shares and Total Investments, respectively.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $935,841,966 have been pledged as collateral for borrowings.

(9)	Borrowings as a percentage of Total Investments is 28.3%.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Income Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016